Risk management and concentrations of risk	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
19. Risk management and concentrations of risk

Derivative instruments can be used in accordance with the overall risk management policy.

Foreign exchange risk

All financing, interest expenses from financing and most of the Partnership’s revenue and expenditures for vessel improvements are denominated in U.S. dollars. Certain operating expenses can be denominated in currencies other than U.S. dollars. For the years ended December 31, 2017, 2016 and 2015, no derivative instruments have been used to manage foreign exchange risk.

The Gallant time charter provides that revenues are denominated 90% in U.S. dollars and 10% in Egyptian pounds, or as otherwise agreed between the parties from time to time. For the years ended December 31, 2017, 2016 and 2015, the revenues from the Höegh Gallant were denominated 96%, 95% and 90% in U.S. dollars and 4%, 5% and 10% in Egyptian pounds, respectively. A limited amount of operating expenses was also denominated in Egyptian pounds. Due to restrictions in Egypt, exchangeability between Egyptian pounds and other currencies was more than temporarily lacking or limited during 2015 and 2016. There are two official published rates for the Egyptian pounds. The lower rate is applied in the Partnership’s consolidated financial statements for revenues, expenses, assets and liabilities. For most of 2016 and all of 2017, the Partnership agreed to the payment of monthly revenues denominated in Egyptian pounds that aligned with its working capital needs for the next month which reduced its foreign exchange rate exposure and the risk of loss to a minimal amount in the event Egyptian pound was devalued.

Interest rate risk

Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of December 31, 2017 and 2016, there are interest rate swap agreements related to the Lampung, Gallant and Grace facilities floating rate debt that are designated as cash flow hedges for accounting purposes. As of December 31, 2017, the following interest rate swap agreements were outstanding:

(in thousands of U.S. dollars)	Interest rate index	Notional amount	Fair value carrying amount liability	Term	Fixed interest rate (1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$155,146	(3,322)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	$124,313	112	Sept 2019	1.9%
Grace interest rate swaps (2)	LIBOR	$135,813	(679)	March 2020	2.3%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

The Borrower under the Lampung facility entered five forward starting swap agreements with identical terms for a total notional amount of $237.1 million with an effective date of March 17, 2014. The swaps amortize over 12 years to match the outstanding balance of the Lampung facility and exchange 3 month USD LIBOR variable interest payments for fixed rate payments at 2.8%. The interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments on the Lampung facility. As of December 29, 2014, a prepayment of $7.9 million on the Lampung facility occurred which resulted in an amendment of the original interest rate swaps and the hedge was de-designated for accounting purposes. The other terms of the amended interest rate swaps did not change but the nominal amount of the interest rate swaps was reduced to match the outstanding debt. The amended interest rate swaps were re-designated as a cash flow hedge for accounting purposes.

As of October 1, 2015, the Partnership acquired the Höegh Gallant entities which have outstanding debt under the Gallant facility and three associated interest rate swap agreements with a total notional amount of $146.3 million. The swaps amortize to match the debt amortization of the Gallant facility until the repayment date in September 2019. The swaps exchange 3 month USD LIBOR variable interest payments for fixed rate payments ranging from 1.9105% to 1.9145%. As of October 1, 2015, the interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments for $146.3 million of the commercial tranches of the Gallant facility.

Effective as of January 1, 2017, the Partnership acquired the Höegh Grace entities which have outstanding debt under the Grace facility and three associated interest rate swap agreements with a total notional amount of $164.0 million. The swaps amortize to match the debt amortization of the Grace facility until the repayment date in June 2020. The swaps exchange 3 month USD LIBOR variable interest payments for fixed rate payments ranging from 2.305% to 2.315%. As of January 1, 2017, the interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments for $164.0 million of the commercial tranches of the Grace facility.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets.

	Long-term	Current	Long-term
	assets:	liabilities:	liabilities:
	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments
As of December 31, 2017
Interest rate swaps	$228	$(2,015)	$(2,102)
As of December 31, 2016
Interest rate swaps	$—	$(3,534)	$(3,511)

The following effects of cash flow hedges relating to interest rate swaps are included in gain (loss) on derivative instruments in the consolidated statements of income for the years ended December 31, 2017, 2016 and 2015.

	Year ended
	December 31,
(in thousands of U.S. dollars)	2017	2016	2015
Interest rate swaps:
Ineffective portion of cash flow hedge	$(2)	90	$(84)
Amortization of amount excluded from hedge effectiveness	3,320	2,604	1,888
Reclassification from accumulated other comprehensive income	(855)	(855)	(855)
Unrealized gains (losses)	2,463	1,839	949
Realized gains (losses)	—	—	—
Total gains (losses) on derivative instruments	$2,463	1,839	$949

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income included in the consolidated statements of other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated statements of changes in partners’ capital is as follows for the years ended and as of December 31, 2017, 2016 and 2015.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2014	$(10,159)	1,984	(8,175)	$(8,175)
Effective portion of unrealized loss on cash flow hedge	474	—	474	474
Reclassification of amortization of cash flow hedge to earnings	855	(395)	460	460
Other comprehensive income for period	1,329	(395)	934	934
Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)

Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)
Effective portion of unrealized loss on cash flow hedge	1,028	—	1,028	1,028
Reclassification of amortization of cash flow hedge to earnings	855	(378)	477	477
Other comprehensive income for period	1,883	(378)	1,505	1,505
Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)

Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)
Effective portion of unrealized loss on cash flow hedge	2,480	—	2,480	2,480
Reclassification of amortization of cash flow hedge to earnings	855	(347)	508	508
Other comprehensive income for period	3,335	(347)	2,988	2,988
Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)

Refer to note 9 for additional information on the tax effects included in other comprehensive income.

As of December 31, 2017, the estimated amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months is $0.9 million for amortization of accumulated other comprehensive income for losses on the de-designated interest rate swaps.

Credit risk

Credit risk is the exposure to credit loss in the event of non-performance by the counterparties related to cash and cash equivalents, restricted cash, trade receivables and interest rate swap agreements. In order to minimize counterparty risk, bank relationships are established with counterparties with acceptable credit ratings at the time of the transactions. Credit risk related to receivables is limited by performing ongoing credit evaluations of the customers’ financial condition. In addition, Höegh LNG guarantees the payment of the Höegh Gallant time charter hire by EgyptCo under certain circumstances.

Concentrations of risk

Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade receivables and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership does not have a policy of requiring collateral or security. Cash and cash equivalents and restricted cash are placed with qualified financial institutions. Periodic evaluations are performed of the relative credit standing of those financial institutions. In addition, exposure is limited by diversifying among counterparties. There are three charterers so there is a concentration of risk related to trade receivables. Credit risk related to trade receivables is limited by performing ongoing credit evaluations of the customer’s financial condition. In addition, Höegh LNG guarantees the payment of the Höegh Gallant time charter hire by EgyptCo under certain circumstances. No allowance for doubtful accounts was recorded for the years ended December 31, 2017 or 2016. While the maximum exposure to loss due to credit risk is the book value of trade receivables at the balance sheet date, should the time charters for the PGN FSRU Lampung, the Höegh Gallant or the Höegh Grace terminate prematurely, there could be delays in obtaining a new time charter and the rates could be lower depending upon the prevailing market conditions.